Business Acquisition	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Acquisition
4.	Business Acquisition
On November 30, 2021, through the execution of a share purchase agreement, the Company acquired 100% of the voting equity interest of exactEarth for a purchase price of $128,953, and was accounted for as a business combination. The acquisition of exactEarth accelerates growth of Spire’s existing maritime business with additional data solutions, cross-selling opportunities, and expansion of the Company’s geographic footprint. Each outstanding share of exactEarth common stock was exchanged for 0.1 shares of Spire Class A common stock and $1.95505 per share in cash.
In 2021, the Company incurred $4,733 of acquisition-related costs. These expenses are included in General and administrative expense on the Consolidated Statement of Operations for the year ended December 31, 2021 and are reflected in pro forma earnings for the year ended December 31, 2020, in the table below.
The purchase price components are summarized in the following table:

Amount
Value of Spire shares issued (1)	$22,333
Cash consideration paid (2)	109,592
Less amount classified as post-combination expense (3)	(2,972)

Total purchase consideration	$128,953

(1)
Represents the fair value of 5,230,167 shares of Spire Class A common share transferred as of the November 30, 2021 (“acquisition date”) as consideration (based on the closing market price of $4.27 per share on the acquisition date) consisting of 4,984,225 shares issued for outstanding exactEarth shares, in addition to 100,047 and 145,895 shares to settle exactEarth stock options and restricted stock units (“RSU”), respectively.

(2)	Included in the cash consideration are:

a.	$97,454 for outstanding exactEarth shares,
b.	$8,888 cash settlement of exactEarth stock options, RSU and deferred stock units, and
c.	$3,250 related to acquisition fees of exactEarth paid by Spire upon the closing of the acquisition.

(3)
$2,972 was treated as post-combination expense in connection with the replacement of exactEarth’s outstanding equity awards. This amount has been reflected in the Consolidated Statement of Operations for the year ended December 31, 2021.

Purchase Price Allocation
The purchase price was allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date, with the excess recorded to goodwill. The recognition of goodwill, none of which is expected to be deductible for income tax purposes, was made attributable to the workforce of the acquired business on synergies expected to arise and strategic benefits the Company expects to realize from the acquisition.
The allocation of the purchase price has not been finalized, mainly due to the period of time between the acquisition of exactEarth and the date of this filing, and is based upon the best available information at the current time. The final determination of the fair values of the customer relationships, other intangible assets and investment in Myriota acquired is dependent upon certain valuation and other studies that have not yet been finalized, and will be completed as soon as practicable, but no later than one year after the consummation of the acquisition of exactEarth.
The following table summarizes the preliminary estimated acquisition date fair value of the exactEarth assets acquired and liabilities assumed:

Amount

Cash and cash equivalents	$5,700
Account receivable	1,707
Contract assets	1,233
Prepaid expenses and other current assets	7,980
Property and equipment	19,991
Goodwill	52,986
Customer relationships	24,265
Intangible assets	19,356
Prepaid data rights, non-current	6,219
Investment in Myriota	4,563
Other long-term assets	261

Total assets acquired	144,261
Accounts payable	1,091
Accrued expenses	9,056
Contract liabilities	1,219
Long-term debt	3,895
Other long-term-liabilities	47

Total liabilities assumed	15,308

Net assets acquired	$128,953

The purchase price allocation to identifiable finite-lived intangible assets acquired was as follows:

	Estimated Useful Lives	Amount
Customer relationships	12 years	$24,265
Developed technology	12 years	13,790
Trade names	5 years	2,337
Backlog	1 years	3,229

Total intangible assets		$43,621

The Company applied the relief-from-royalty method to estimate the fair values of the developed technology and trade names, and the multi-period excess earnings method to estimate the fair values of the customer relationships and backlog for the acquired intangible assets.
Unaudited Pro Forma Financial Information
The following unaudited pro forma information presents the combined results of operations as if the acquisition of exactEarth had been completed in the beginning of the applicable comparable prior annual reporting period. The unaudited pro forma results include adjustments primarily related to the following: (i) amortization associated with preliminary estimates for the acquired intangible assets; (ii) depreciation of the property plant and equipment step-up
in fair value (iii) expense relating to replacement awards; and (iv) the inclusion of acquisition costs as of the earliest period presented. The nonrecurring adjustments of $4,733 related to acquisition costs incurred and $2,972 related to replacement awards have been included in the pro forma income statement for the year ended December 31, 2020.
The unaudited pro forma results do not reflect any cost saving synergies from operating efficiencies or the effect of the incremental costs incurred from integrating exactEarth. Accordingly, these unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisitions had occurred at the beginning of the period presented, nor are they indicative of future results of operations:

	December 31,
	2021	2020
Net revenue	$61,497	$42,281
Net loss	$(18,629)	$(61,796)
Revenues and losses attributable to the acquired business since the date of the acquisition recognized within the Consolidate Statement of Operations for the year ended December 31, 2021 were $1,479 and $1,470, respectively.